Intangible assets, net (Tables)	6 Months Ended
Mar. 31, 2023
Intangible assets, net
Schedule of Intangible assets, net
	March 31,	September 30,
	2023	2022
	(unaudited)
Software	$14,925	$14,409
Purchased patents	1,038,250	1,002,360
Subtotal	1,053,175	1,016,769
Less: accumulated amortization	(1,049,686)	(1,004,856)
Intangible assets, net	$3,489	$11,913

Schedule of estimated future amortization expense
Amortization
expenses
Reminder of fiscal 2023	$238
Fiscal 2024	476
Fiscal 2025	476
Fiscal 2026	476
Fiscal 2027	476
Thereafter	1,347
Total	$3,489